FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Short-term investments	$ 8,978	$ 8,517
Aggregate contractual undiscounted payments	$ 10,776